10-K Earnings per share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic and diluted loss per share attributable to Curaleaf Holdings, Inc. for the years ended December 31, 2025, 2024 and 2023, were calculated as follows:

	Years ended December 31,
	2025	2024	2023
Numerator:
Net loss from continuing operations	$(201,903)	$(211,609)	$(242,645)
Less: excess redemption value above carrying value(3)	(42,294)	(22,746)	—
Net loss from continuing operations, net of excess redemption value	(244,197)	(234,355)	(242,645)
Net loss from discontinued operations	(26,250)	(10,398)	(47,692)
Net loss, net of excess redemption value	(270,447)	(244,753)	(290,337)
Less: Net income (loss) attributable to non-controlling interest	2,917	(6,584)	(9,140)
Net loss attributable to Curaleaf Holdings, Inc., net of excess redemption value	$(273,364)	$(238,169)	$(281,197)

Per share – basic and diluted(1):
Net loss per share from continuing operations⁽3⁾	$(0.97)	$(0.92)	$(0.97)
Net loss per share from discontinued operations	(0.10)	(0.04)	(0.20)
Net loss per share attributable to Curaleaf Holdings, Inc.	$(1.07)	$(0.96)	$(1.17)

Denominator:
Basic and dilutive weighted-average common shares outstanding(1)(4)	254,030,317	246,941,700	241,374,965

(1) As a result of the Company’s net losses from its continuing and discontinued operations for the years ended December 31, 2025, 2024 and 2023, all potentially dilutive securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive. Accordingly, basic and diluted net loss per share are the same for each period presented.

(2) Excludes PSU awards that did not meet performance criteria as of December 31, 2025, 2024 and 2023.
(3) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Consolidated Balance Sheets. Pursuant to ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation for further details.

(4) All basic and diluted loss per share calculations presented for the periods shown have been retrospectively adjusted to reflect the 1-for-3 reverse stock split effected on June 5, 2026. See Note 2 — Basis of presentation and consolidation for further details.